Debt securities issued	12 Months Ended
Dec. 31, 2017
Debt securities issued [Abstract]
Debt securities issued
25.	Debt securities issued

Debt securities issued as of December 31, 2016 and 2017 are as follows:

	2016
	Interest rate (%)	Amount
Debt securities issued in won:
Debt securities issued	0.00~8.00	~~W~~	33,838,495
Subordinated debt securities issued	2.20~4.69		3,991,056
Loss on fair value hedges			(147,208)
Bond issuance cost			(38,178)

			37,644,165

Debt securities issued in foreign currencies:
Debt securities issued	0.03~4.38		5,526,809
Subordinated debt securities issued	3.88		1,189,067
Loss on fair value hedges			(9,977)
Bond issuance cost			(23,279)

			6,682,620

		~~W~~	44,326,785

	2017
	Interest rate (%)	Amount
Debt securities issued in won:
Debt securities issued	0.00~8.00	~~W~~	41,781,486
Subordinated debt securities issued	2.20~4.60		3,500,401
Loss on fair value hedges			(274,047)
Bond issuance cost			(45,969)

			44,961,871

Debt securities issued in foreign currencies:
Debt securities issued	0.00~4.20		4,989,904
Subordinated debt securities issued	3.75~3.88		1,446,390
Loss on fair value hedges			(25,794)
Bond issuance cost			(31,550)

			6,378,950

		~~W~~	51,340,821